Capital Management and Financial Risk - Net U.S dollar-denominated assets (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 CAD ($)
CAD weakens
Capital Management And Financial Risk [Line Item]
Foreign Exchange Rate	1.4389
Sensitivity Foreign Exchange Rate	1.5828
Change in net income (loss)	$ 25,762
CAD strengthens
Capital Management And Financial Risk [Line Item]
Foreign Exchange Rate	1.4389
Sensitivity Foreign Exchange Rate	1.295
Change in net income (loss)	$ (25,762)